Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Foreign Exchange Rates

The following table outlines the currency exchange rates that were used for the respective periods:

	As of and for the year ended December 31, 2023	As of and for the year ended December 31, 2022
Year/Period-end MYR:US$1 exchange rate	4.5915	4.4130
Year/Period-average MYR:US$1 exchange rate	4.5653	4.4005
Year/Period-end MYR:HKD$1 exchange rate	0.5876	0.5659
Year/Period-average MYR:HKD$1 exchange rate	0.5832	0.5619
Year/Period-end MYR:SGD$1 exchange rate	3.4822	3.2819
Year/Period-average MYR:SGD$1 exchange rate	3.3981	3.1912
Year/Period-end MYR:CNY$1 exchange rate	0.6469	0.6342
Year/Period-average MYR:CNY$1 exchange rate	0.6441	0.6540